Income taxes - Major Components of Income Tax (Details) - CHF (SFr) SFr in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Taxes [Abstract]
Current income taxes	SFr 38.7	SFr 7.1	SFr 4.1
Deferred income taxes	(18.6)	3.6	(1.0)
Income taxes	SFr 20.2	SFr 10.6	SFr 3.1